Earnings Per Common Share - Computation of Basic and Diluted Earnings per Common Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Income from continuing operations	$ 81.8	$ 78.2	$ 81.3	$ 76.8	$ 65.1	$ 67.5	$ 61.8	$ 59.3	$ 318.1	$ 253.7	$ 276.2
Less: Net income attributable to noncontrolling interests included in continuing operations									(70.5)	(69.7)	(59.7)
Less: Income allocated to participating securities									(0.8)	(1.0)	(2.3)
Less: Convertible perpetual preferred stock dividends									0.0	(1.6)	(6.3)
Income from continuing operations attributable to HealthSouth common shareholders									246.8	181.4	207.9
(Loss) income from discontinued operations, net of tax, attributable to HealthSouth common shareholders									0.0	(0.9)	5.5
Less: Income from discontinued operations allocated to participating securities									0.0	0.0	(0.1)
Net income attributable to HealthSouth common shareholders									$ 246.8	$ 180.5	$ 213.3
Denominator:
Basic weighted average common shares outstanding (shares)									89.1	89.4	86.8
Basic earnings per share attributable to HealthSouth common shareholders:
Continuing operations (in dollars per share)	$ 0.73	$ 0.69	$ 0.70	$ 0.65	$ 0.51	$ 0.56	$ 0.49	$ 0.47	$ 2.77	$ 2.03	$ 2.40
Discontinued Operations (in dollars per share)	0.00	0.00	0.00	0.00	0.01	0.00	(0.02)	0.00	0.00	(0.01)	0.06
Net income (in dollars per share)	$ 0.73	$ 0.69	$ 0.70	$ 0.65	$ 0.52	$ 0.56	$ 0.47	$ 0.47	$ 2.77	$ 2.02	$ 2.46
Numerator:
Income from continuing operations	$ 81.8	$ 78.2	$ 81.3	$ 76.8	$ 65.1	$ 67.5	$ 61.8	$ 59.3	$ 318.1	$ 253.7	$ 276.2
Less: Net income attributable to noncontrolling interests included in continuing operations									(70.5)	(69.7)	(59.7)
Add: Interest on convertible debt, net of tax									9.7	9.4	9.0
Income from continuing operations attributable to HealthSouth common shareholders									257.3	193.4	225.5
(Loss) income from discontinued operations, net of tax, attributable to HealthSouth common shareholders									0.0	(0.9)	5.5
Net income attributable to HealthSouth common shareholders									$ 257.3	$ 192.5	$ 231.0
Denominator:
Diluted weighted average common shares outstanding (shares)									99.5	101.0	100.7
Diluted earnings per share attributable to HealthSouth common shareholders:
Continuing operations (in dollars per share)	$ 0.68	$ 0.64	$ 0.65	$ 0.61	$ 0.48	$ 0.52	$ 0.47	$ 0.44	$ 2.59	$ 1.92	$ 2.24
Discontinued operations (in dollars per share)	0.00	0.00	0.00	0.00	0.01	0.00	(0.02)	0.00	0.00	(0.01)	0.05
Net income (in dollars per share)	$ 0.68	$ 0.64	$ 0.65	$ 0.61	$ 0.49	$ 0.52	$ 0.45	$ 0.44	$ 2.59	$ 1.91	$ 2.29